Note 4 - Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]
Note 4 -	Income Tax Status

The Plan, as amended and restated effective as of January 1, 2012, received a favorable tax determination letter from the Internal Revenue Service dated March 15, 2013, which provides that the Plan and the related trust qualify under the provisions of Section 401(a) of the Internal Revenue Code and therefore, are exempt from federal income taxes under the provisions of Section 501(a) of the Code. The Plan has been amended and restated since receiving the tax determination letter. The Plan administrator believes that the Plan continues to be designed and operated in compliance with the applicable requirements of the Code and, therefore, is exempt from federal income taxes under the provisions of the Code.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by a government authority. The Plan administrator believes the Plan has not taken nor is expected to take any uncertain positions that would require recognition of a liability or disclosure in the Plan’s financial statements as of December 31, 2025 and 2024. The Plan is subject to routine examinations by taxing authorities. There are currently no plan years under examination by taxing authorities.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024

Note 4 -	Income Tax Status (continued)

Commencing with the Plan’s 2016 year, the Danish Tax Authority (“SKAT”) changed its process for organizations exempt from withholding taxes to apply for a refund. Entities are now required to pay withholding taxes at the time dividends are received and subsequently apply for a refund and under the new procedure additional information needs to be provided to SKAT with the refund application. The Plan sponsor determined that all withholding tax receivables are collectible.

During the years ended December 31, 2025 and 2024, Novo Nordisk A/S paid $2,143,085 and $1,947,178 of withholding taxes to SKAT for dividends declared relating to Novo Nordisk A/S shares held by the Plan. The Plan has recorded a dividend withholding tax receivable of $8,453,055 and $7,079,511 as of December 31, 2025 and 2024, respectively. In January 2024, the Plan received the 2020 dividend withholding tax refund of $1,155,443. The 2019 refund and the 2021 to 2024 refunds were outstanding as of December 31, 2024. In March 2025, the Plan received a partial refund of $769,541 for the 2021 dividend withholding tax on shares held as of March 2021 record date. The 2019 refund and the 2021 to 2025 refunds were outstanding as of December 31, 2025.